FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below.

Level 1 inputs are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included within Level 1, which are either directly or indirectly observable at the reporting date.
Level 3 inputs are unobservable inputs that are not corroborated by market data, and may be used with internally developed methodologies that result in management’s best estimate of fair value.

In measuring fair value, the Plans and the Master Trust use valuation techniques that maximize the use of observable inputs. The valuation techniques used by the Plans and Master Trust are summarized as follows:

BP Stock Fund. A unitized stock fund operates similarly to a mutual fund, in that it is composed of stock, and a small percentage of cash or another short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying BP ADS and the cash vehicle held by the fund, less any fees, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund are generally considered separately as individual investments for accounting and financial statement reporting purposes and have been reported in this manner as BP ADS and Short Term Investment Fund.

Common/Collective Trust Funds. Common/collective trust funds are valued using the NAV provided by the administrator of the fund as a practical expedient. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

There are no unfunded commitments at December 31, 2025 and 2024.

Money Market Fund. The money market fund is valued at fair value using published market prices.

Self-directed brokerage account. SDBA is valued at fair value using published market prices or NAV provided by the brokerage platform and applied at the individual security level rather than a pooled valuation method.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plans and Master Trust believe their valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BP Partnership Savings Plan (Plan No. 051)
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below.

Level 1 inputs are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included within Level 1, which are either directly or indirectly observable at the reporting date.
Level 3 inputs are unobservable inputs that are not corroborated by market data, and may be used with internally developed methodologies that result in management’s best estimate of fair value.

In measuring fair value, the Plans and the Master Trust use valuation techniques that maximize the use of observable inputs. The valuation techniques used by the Plans and Master Trust are summarized as follows:

BP Stock Fund. A unitized stock fund operates similarly to a mutual fund, in that it is composed of stock, and a small percentage of cash or another short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying BP ADS and the cash vehicle held by the fund, less any fees, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund are generally considered separately as individual investments for accounting and financial statement reporting purposes and have been reported in this manner as BP ADS and Short Term Investment Fund.

Common/Collective Trust Funds. Common/collective trust funds are valued using the NAV provided by the administrator of the fund as a practical expedient. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

There are no unfunded commitments at December 31, 2025 and 2024.

Money Market Fund. The money market fund is valued at fair value using published market prices.

Self-directed brokerage account. SDBA is valued at fair value using published market prices or NAV provided by the brokerage platform and applied at the individual security level rather than a pooled valuation method.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plans and Master Trust believe their valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BP DirectSave Plan (Plan No. 052)
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below.

Level 1 inputs are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included within Level 1, which are either directly or indirectly observable at the reporting date.
Level 3 inputs are unobservable inputs that are not corroborated by market data, and may be used with internally developed methodologies that result in management’s best estimate of fair value.

In measuring fair value, the Plans and the Master Trust use valuation techniques that maximize the use of observable inputs. The valuation techniques used by the Plans and Master Trust are summarized as follows:

BP Stock Fund. A unitized stock fund operates similarly to a mutual fund, in that it is composed of stock, and a small percentage of cash or another short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying BP ADS and the cash vehicle held by the fund, less any fees, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund are generally considered separately as individual investments for accounting and financial statement reporting purposes and have been reported in this manner as BP ADS and Short Term Investment Fund.

Common/Collective Trust Funds. Common/collective trust funds are valued using the NAV provided by the administrator of the fund as a practical expedient. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

There are no unfunded commitments at December 31, 2025 and 2024.

Money Market Fund. The money market fund is valued at fair value using published market prices.

Self-directed brokerage account. SDBA is valued at fair value using published market prices or NAV provided by the brokerage platform and applied at the individual security level rather than a pooled valuation method.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plans and Master Trust believe their valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below.

Level 1 inputs are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included within Level 1, which are either directly or indirectly observable at the reporting date.
Level 3 inputs are unobservable inputs that are not corroborated by market data, and may be used with internally developed methodologies that result in management’s best estimate of fair value.

In measuring fair value, the Plans and the Master Trust use valuation techniques that maximize the use of observable inputs. The valuation techniques used by the Plans and Master Trust are summarized as follows:

BP Stock Fund. A unitized stock fund operates similarly to a mutual fund, in that it is composed of stock, and a small percentage of cash or another short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying BP ADS and the cash vehicle held by the fund, less any fees, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund are generally considered separately as individual investments for accounting and financial statement reporting purposes and have been reported in this manner as BP ADS and Short Term Investment Fund.

Common/Collective Trust Funds. Common/collective trust funds are valued using the NAV provided by the administrator of the fund as a practical expedient. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

There are no unfunded commitments at December 31, 2025 and 2024.

Money Market Fund. The money market fund is valued at fair value using published market prices.

Self-directed brokerage account. SDBA is valued at fair value using published market prices or NAV provided by the brokerage platform and applied at the individual security level rather than a pooled valuation method.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plans and Master Trust believe their valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

Archaea Employee Savings Plan (Plan No. 101)
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below.

Level 1 inputs are observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included within Level 1, which are either directly or indirectly observable at the reporting date.
Level 3 inputs are unobservable inputs that are not corroborated by market data, and may be used with internally developed methodologies that result in management’s best estimate of fair value.

In measuring fair value, the Plans and the Master Trust use valuation techniques that maximize the use of observable inputs. The valuation techniques used by the Plans and Master Trust are summarized as follows:

BP Stock Fund. A unitized stock fund operates similarly to a mutual fund, in that it is composed of stock, and a small percentage of cash or another short-term interest-bearing vehicle. The inclusion of cash provides liquid assets to allow for the daily processing of transfers, loans, and withdrawals. The value of a unit in a unitized stock fund is based on the Net Asset Value (“NAV”), which is the value of the underlying BP ADS and the cash vehicle held by the fund, less any fees, divided by the number of units outstanding. Therefore, the NAV of the fund (the “unit price”) will be different from the closing price of the underlying stock on the applicable exchange. The individual assets of a stock fund are generally considered separately as individual investments for accounting and financial statement reporting purposes and have been reported in this manner as BP ADS and Short Term Investment Fund.

Common/Collective Trust Funds. Common/collective trust funds are valued using the NAV provided by the administrator of the fund as a practical expedient. Participant transactions (issuances and redemptions) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

There are no unfunded commitments at December 31, 2025 and 2024.

Money Market Fund. The money market fund is valued at fair value using published market prices.

Self-directed brokerage account. SDBA is valued at fair value using published market prices or NAV provided by the brokerage platform and applied at the individual security level rather than a pooled valuation method.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plans and Master Trust believe their valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728